USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2023 (unaudited)

Besides the following listed Commodity Futures Contracts, Common Stocks, United States Treasury Obligations and Exchange-Traded Funds of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at September 30, 2023.

The following Commodity Futures Contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2023:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts
Euronext Rapeseed EURO Futures IJ, November 2023 contracts	3	$76,188	Oct-23	$(3,225)	(0.1)%
ICE Canola Futures RS, November 2023 contracts	9	105,698	Nov-23	(15,100)	(0.6)%
ICE ECX EMISSION Futures MO, December 2023 contracts	2	184,777	Dec-23	(5,460)	(0.2)%
	14	366,663		(23,785)	(0.9)%
United States Contracts
CBOT Rough Rice Futures RR, November 2023 contracts	4	128,531	Nov-23	(1,250)	(0.0	)%(a)
CBOT Soybean Futures S, November 2023 contracts	2	130,600	Nov-23	(3,100)	(0.1)%
ICE Cotton Futures CT, December 2023 contracts	1	42,605	Dec-23	970	0.0	%(b)
ICE Cocoa Futures CC, December 2023 contracts	1	33,760	Dec-23	420	0.0	%(b)
CBOT Corn Futures C, December 2023 contracts	10	249,375	Dec-23	(11,000)	(0.4)%
CBOT Wheat Future W, December 2023 contracts	3	102,225	Dec-23	(21,000)	(0.8)%
ICE Coffee Futures KC, December 2023 contracts	1	60,319	Dec-23	(5,513)	(0.2)%
ICE Biodiesel D4 RIN Futures RI, December 2023 contracts	1	72,500	Dec-23	(22,025)	(0.8)%
ICE CA Low Carbon Fuel Futures ZR, December 2023 contracts	3	24,450	Dec-23	(1,275)	(0.1)%
NYMEX Chicago Ethanol S Futures CU, December 2023 contracts	1	78,540	Dec-23	(525)	(0.0	)%(a)
ICE Sugar #11 Futures SB, March 2024 contracts	2	59,438	Feb-24	(123)	(0.0	)%(a)
ICE PJM TQRECC I ZQ, July 2024 contracts	13	48,009	Jul-24	(2,184)	(0.1)%
	42	1,030,352		(66,605)	(2.5)%
Total Open Commodity Futures Contracts(c)	56	$1,397,015		$(90,390)	(3.4)%

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2023 (unaudited) (continued)

	Shares	Market Value	% of Total Net Assets
Common Stocks
Aerospace & Defense
Hexcel Corp.	100	$6,514	0.2%
Chemicals
Daqo New Energy Corp., ADR(d)	400	12,108	0.5%
Electric
AES Brasil Energia SA(d)	7,900	17,220	0.6%
Auren Energia SA	1,300	3,566	0.1%
Boralex, Inc. – Class A	700	15,108	0.6%
Brookfield Renewable Corp. – Class A	500	11,970	0.4%
Brookfield Renewable Partners LP	700	15,279	0.6%
CECEP Wind-Power Corp. – Class A	2,300	1,032	0.0	%(b)
China Datang Corp. Renewable Power Co. Ltd. – Class H	14,000	3,325	0.1%
Concord New Energy Group Ltd.	190,000	15,769	0.6%
EDP Renovaveis SA	1,068	17,544	0.7%
FTC Solar, Inc.(d)	1,700	2,176	0.1%
Greenvolt-Energias Renovaveis SA(d)	90	508	0.0	%(b)
Light S/A(d)	7,100	8,369	0.3%
Meridian Energy Ltd.	7,611	23,506	0.9%
NextEra Energy, Inc.	200	11,458	0.4%
Ormat Technologies, Inc.	100	6,992	0.3%
Orsted AS, 144A(e)	138	7,545	0.3%
ReNew Energy Global PLC – Class A(d)	2,400	13,032	0.5%
		174,399	6.5%
Electrical Components & Equipment
Goldwind Science & Technology Co. Ltd.	24,600	12,407	0.5%
Energy - Alternate Sources
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(d)	15,000	2,487	0.1%
Array Technologies, Inc.(d)	1,100	24,409	0.9%
Canadian Solar, Inc.(d)	800	19,688	0.7%
Corp. ACCIONA Energias Renovables SA	778	20,098	0.7%
Energix-Renewable Energies Ltd.	682	2,014	0.1%
Enphase Energy, Inc.(d)	100	12,015	0.4%
ERG SpA	162	3,917	0.1%
First Solar, Inc.(d)	100	16,159	0.6%
Flat Glass Group Co. Ltd. – Class H	4,000	8,989	0.3%
GCL Technology Holdings Ltd.	23,000	4,288	0.2%
Gigasolar Materials Corp.(d)	1,000	2,419	0.1%
Grenergy Renovables SA(d)	800	17,516	0.7%
JA Solar Technology Co. Ltd. – Class A	2,300	8,075	0.3%
JinkoSolar Holding Co. Ltd., ADR(d)	400	12,148	0.5%
LONGi Green Energy Technology Co. Ltd. – Class A	4,000	14,977	0.6%
Maxeon Solar Technologies Ltd.(d)	700	8,113	0.3%

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2023 (unaudited) (continued)

	Shares	Market Value	% of Total Net Assets
Common Stocks (continued)
Energy - Alternate Sources (continued)
Meyer Burger Technology AG(d)	11,855	$4,808	0.2%
Ming Yang Smart Energy Group Ltd. – Class A	2,800	6,064	0.2%
Motech Industries, Inc.	2,000	1,682	0.1%
Neoen SA, 144A(e)	31	907	0.0	%(b)
Nordex SE(d)	1,408	17,359	0.6%
Omega Energia SA(d)	1,300	2,551	0.1%
OX2 AB(d)	2,258	10,808	0.4%
OY Nofar Energy Ltd.(d)	406	9,450	0.4%
PNE AG	166	2,309	0.1%
Scatec ASA, 144A(e)	640	3,789	0.1%
Solaria Energia y Medio Ambiente SA(d)	1,421	22,041	0.8%
Sungrow Power Supply Co. Ltd. – Class A	1,700	20,886	0.8%
Sunrun, Inc.(d)	1,000	12,560	0.5%
TCL Zhonghuan Renewable Energy Technology Co. Ltd. – Class A	700	2,246	0.1%
Titan Wind Energy Suzhou Co. Ltd. – Class A(d)	11,300	20,023	0.7%
TPI Composites, Inc.(d)	3,400	9,010	0.3%
United Renewable Energy Co. Ltd./Taiwan	37,000	16,907	0.6%
Xinte Energy Co. Ltd. – Class H(d)	7,200	14,213	0.5%
Xinyi Energy Holdings Ltd.	28,000	5,971	0.2%
Xinyi Solar Holdings Ltd.	24,000	17,957	0.7%
		378,853	14.0%
Engineering & Construction
Eolus Vind AB – Class B	538	3,969	0.1%
Investment Companies
Aker Horizons ASA(d)	17,240	7,437	0.3%
Machinery - Construction & Mining
GoodWe Technologies Co. Ltd. – Class A	503	9,126	0.3%
Transportation
Cadeler A/S(d)	1,512	5,175	0.2%
Total Common Stocks
(Cost $722,352)		$609,988	22.6%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
5.34%, 10/19/2023	250,000	$249,345	9.2%
5.33%, 11/16/2023	740,000	735,018	27.3%
Total Treasury Obligations
(Cost $984,363)		$984,363	36.5%

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2023 (unaudited) (continued)

	Principal Amount	Market Value	% of Total Net Assets
Exchange-Traded Funds
USCF Sustainable Battery Metals Strategy Fund(d)(f)
(Cost $1,003,294)	46,600	$888,900	33.0%
Total Investments
(Cost $2,710,009)		$2,392,861	88.7%
Other Assets in Excess of Liabilities		302,960	11.3%
Total Net Assets		$2,695,821	100.0%

(a)	Position represents greater than (0.05)%.
(b)	Position represents less than 0.05%.
(c)	Collateral amounted to $199,763 on open commodity futures contracts.
(d)	Non-income producing security.
(e)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $12,241, which represents 0.5% of net assets as of September 30, 2023.
(f)	Affiliated issuer.

ADR: American Depositary Receipt

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2023 (unaudited) (continued)

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2023 is as follows:

Market Value at 6/30/2023	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss) on Affiliated investments	Net Change in Unrealized Appreciation (Depreciation) on Affiliated investments	Affiliated investment Interest Income	Distributions from Capital Gain	Number of Shares at 9/30/23	Market Value at 9/30/23
Exchange-Traded Fund — 33%
USCF Sustainable Battery Metals Strategy Fund
$—	$1,003,294	$—	$—	$(114,394)	$—	$—	46,600	$888,900
Summary of Investments by Country^
United States	80.3%
China	7.0
Spain	3.1
Canada	2.0
Brazil	1.4
New Zealand	1.0
Taiwan	0.8
Hong Kong	0.8
Germany	0.8
Sweden	0.6
India	0.5
Israel	0.5
Denmark	0.3
Norway	0.3
Switzerland	0.2
Italy	0.2
South Africa	0.2
France	0.0	(a)
Portugal	0.0	(a)
	100.0%

Summary of Investments by Sector^
Government	39.6%
Financial	36.1
Energy	15.3
Utilities	7.0
Industrial	1.5
Basic Materials	0.5
100.0%

^	As a percentage of total investments.
(a)	Position represents less than 0.05%.